3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103-2799
215.981.4000
Fax 215.981.4750
Andrew C. Maher
direct dial: (215) 981-4346
mahera@pepperlaw.com
April 22, 2010
Via EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Rivus Bond Fund (the “Fund”) 1940 Act File No. 811-02201 Preliminary Proxy Materials
Ladies and Gentlemen:
          Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, submitted electronically via EDGAR, is a preliminary copy of the proxy statement, form of proxy and notice of meeting to be furnished to shareholders of the Fund in connection with the Special Meeting of Shareholders of the Fund to be held on June 4, 2010 (the “Meeting”). At the Meeting, shareholders of the Fund will be asked to (i) To approve the issuance of additional shares of beneficial interest of the Fund sufficient to effect the reorganization of The Hartford Income Shares Fund, Inc. into the Fund and (ii) transact such other business as may properly come before the Meeting and any adjournments thereof. The Fund anticipates that the definitive proxy materials will be sent on or about May 3, 2010 to shareholders of record on April 9, 2010.
          Please direct questions and comments relating to this filing to the undersigned at (215) 981-4346 or to John M. Ford at (215) 981-4009.
Very truly yours,
/s/ Andrew C. Maher
Andrew C. Maher

cc:	Leonard I. Chubinsky, Secretary of the Fund

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